UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2011
                                                   -------------

Check here if Amendment [ ]; Amendment Number:
                                               ----------
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Investors V Holdings, L.L.C.
          --------------------------------
Address:  c/o The Carlyle Group
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          1001 Pennsylvania Avenue, NW
          --------------------------------
          Suite 220 S.
          --------------------------------
          Washington, DC  20004-2505
          --------------------------------

Form 13F File Number:  28-14167
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Rubenstein
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Title:    Managing Director
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-
in-Fact for David M. Rubenstein*            Washington, DC       August 15, 2011
--------------------------------------      --------------       ---------------
              Signature                      City, State              Date

*Signed pursuant to a Power Of Attorney dated February 11, 2011, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by DBD Investors V Holdings, L.L.C.


[X] 13F HOLDINGS REPORT.   (Check here if all holdings of this reporting manager
are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.   (Check here if a portion of the holdings for  this
reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
   Form 13F File Number    Name
   28-
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
                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1
                                         --------------

Form 13F Information Table Entry Total:  4
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Form 13F Information Table Value Total:  $2,317,597
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                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number          Name
1            28-12429                      Carlyle Investment Management L.L.C.
-----           -----------------          ------------------------------------

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

                                                     FORM 13-F INFORMATION TABLE
   COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5            COLUMN 6   COLUMN 7            COLUMN 8
--------------   --------------  --------    --------    -----------------------   ----------  --------   --------------------------
                                              VALUE      SHRS OR      SH/   PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT      PRN   CALL   DISCRETION  MANAGERS   SOLE      SHARED      NONE
--------------   --------------   -----      --------    -------      ---   ----   ----------  --------   ----      ------      ----
Booz Allen          Cl A         099502106   $1,739,192  91,009,514   SH     --    Shared-        1                 91,009,514
Hamilton Hldg                                                                      Defined
Cor

Cobalt Intl Energy  Com          19075F106   $408,153    29,945,194   SH     --    Shared-        1                 29,945,194
Inc                                                                                Defined

Magnachip           Com          55933J203   $4,640      402,761      SH     --    Shared-        1                 402,761
Semiconductor                                                                      Defined
Corp

Triumph Group       Com          896818101   $165,612    3,326,218    SH     --    Shared-        1                 3,326,218
Inc                                                                                Defined

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

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



                                LIST OF EXHIBITS


Exhibit No.     Description
-----------     -----------
99              Power of Attorney




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